Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI New Zealand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.3%
Freightways Group Ltd.(a)	324,567	$1,979,916
Banks — 1.3%
Heartland Group Holdings Ltd.(a)	1,945,586	1,129,228
Building Products — 3.8%
Fletcher Building Ltd.(b)	1,815,486	3,348,700
Diversified REITs — 2.8%
Argosy Property Ltd.	1,973,623	1,279,922
Stride Property Group(a)	1,440,586	1,142,415
		2,422,337
Diversified Telecommunication Services — 4.2%
Spark New Zealand Ltd.	2,130,041	3,696,244
Electric Utilities — 10.1%
Contact Energy Ltd.	754,700	4,022,740
Genesis Energy Ltd.	719,122	962,534
Mercury NZ Ltd.	981,853	3,851,883
		8,837,157
Financial Services — 11.5%
Infratil Ltd.(a)	1,323,133	10,071,411
Health Care Equipment & Supplies — 21.8%
Fisher & Paykel Healthcare Corp. Ltd.	848,331	19,128,438
Health Care Providers & Services — 7.8%
EBOS Group Ltd.	172,445	3,880,961
Ryman Healthcare Ltd.(b)	1,067,856	2,940,836
		6,821,797
Health Care REITs — 1.4%
Vital Healthcare Property Trust(a)	1,142,690	1,259,055
Hotels, Restaurants & Leisure — 1.6%
SKYCITY Entertainment Group Ltd.(a)	1,589,500	1,365,003
Independent Power and Renewable Electricity Producers — 4.6%
Meridian Energy Ltd.	1,103,122	4,057,142
Industrial REITs — 4.4%
Goodman Property Trust(a)	1,947,235	2,401,712
Property for Industry Ltd.	1,101,875	1,422,444
		3,824,156
Security	Shares	Value
Machinery — 1.6%
Skellerup Holdings Ltd.	435,906	$1,355,368
Office REITs — 2.4%
Precinct Properties Group	2,956,404	2,109,871
Oil, Gas & Consumable Fuels — 1.2%
Channel Infrastructure NZ Ltd.	1,009,003	1,063,274
Passenger Airlines — 1.5%
Air New Zealand Ltd.	3,960,690	1,301,874
Retail REITs — 2.0%
Kiwi Property Group Ltd.	3,156,412	1,759,217
Software — 2.1%
Gentrack Group Ltd.(a)(b)	221,461	1,842,802
Transportation Infrastructure — 11.4%
Auckland International Airport Ltd.	2,180,246	10,020,107
Total Long-Term Investments — 99.8% (Cost: $89,618,538)		87,393,097
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	6,847,730	6,851,154
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	30,000	30,000
Total Short-Term Securities — 7.8% (Cost: $6,881,982)		6,881,154
Total Investments — 107.6% (Cost: $96,500,520)		94,274,251
Liabilities in Excess of Other Assets — (7.6)%		(6,677,602)
Net Assets — 100.0%		$87,596,649

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI New Zealand ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$6,852,017 (a)	$—	$(35)	$(828)	$6,851,154	6,847,730	$1,205 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	20,000 (a)	—	—	—	30,000	30,000	300	—
				$(35)	$(828)	$6,881,154		$1,505	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	1	12/19/24	$138	$862
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$41,944,548	$45,448,549	$—	$87,393,097
Short-Term Securities
Money Market Funds	6,881,154	—	—	6,881,154
	$48,825,702	$45,448,549	$—	$94,274,251

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI New Zealand ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$862	$—	$862

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.